EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Defined Benefit Plans Change In Benefit Obligation And Fair Value Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Change In Benefit Obligation And Fair Value Of Plan Assets
PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
Sempra Energy Consolidated	2013	2012	2013	2012
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$3,804	$3,406	$1,115	$1,160
Service cost	109	90	28	25
Interest cost	148	162	44	52
Contributions from plan participants	―	―	16	15
Actuarial (gain) loss	(371)	374	(177)	(25)
Benefit payments	(293)	(217)	(55)	(56)
Plan amendments	67	8	(3)	(56)
Special termination benefits	―	―	5	―
Settlements	(5)	(19)	―	―
Net obligation at December 31	3,459	3,804	973	1,115

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	2,558	2,332	873	778
Actual return on plan assets	396	339	151	97
Employer contributions	133	123	27	39
Contributions from plan participants	―	―	16	15
Benefit payments	(293)	(217)	(55)	(56)
Settlements	(5)	(19)	―	―
Fair value of plan assets at December 31	2,789	2,558	1,012	873
Funded status at December 31	$(670)	$(1,246)	$39	$(242)
Net recorded (liability) asset at December 31	$(670)	$(1,246)	$39	$(242)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SDG&E	2013	2012	2013	2012
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$1,067	$981	$185	$182
Service cost	32	28	8	7
Interest cost	41	45	8	9
Contributions from plan participants	―	―	6	6
Actuarial (gain) loss	(66)	87	(19)	(5)
Benefit payments	(89)	(75)	(12)	(12)
Plan amendments	―	1	―	(2)
Special termination benefits	―	―	2	―
Settlements	(4)	―	―	―
Transfer of liability to other plans	(42)	―	(7)	―
Net obligation at December 31	939	1,067	171	185

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	781	712	126	106
Actual return on plan assets	117	99	18	13
Employer contributions	51	45	14	13
Contributions from plan participants	―	―	6	6
Benefit payments	(89)	(75)	(12)	(12)
Settlements	(4)	―	―	―
Transfer of assets to other plans	(37)	―	(6)	―
Fair value of plan assets at December 31	819	781	146	126
Funded status at December 31	$(120)	$(286)	$(25)	$(59)
Net recorded liability at December 31	$(120)	$(286)	$(25)	$(59)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
SoCalGas	2013	2012	2013	2012
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Net obligation at January 1	$2,299	$2,017	$873	$921
Service cost	67	53	17	16
Interest cost	90	99	34	41
Contributions from plan participants	―	―	10	9
Actuarial (gain) loss	(285)	245	(151)	(19)
Benefit payments	(169)	(120)	(40)	(41)
Plan amendments	66	7	1	(54)
Special termination benefits	―	―	2	―
Settlements	―	(2)	―	―
Transfer of liability from other plans	42	―	7	―
Net obligation at December 31	2,110	2,299	753	873

CHANGE IN PLAN ASSETS:
Fair value of plan assets at January 1	1,581	1,443	732	658
Actual return on plan assets	250	213	131	83
Employer contributions	59	47	9	23
Contributions from plan participants	―	―	10	9
Benefit payments	(169)	(120)	(40)	(41)
Settlements	―	(2)	―	―
Transfer of assets from other plans	37	―	6	―
Fair value of plan assets at December 31	1,758	1,581	848	732
Funded status at December 31	$(352)	$(718)	$95	$(141)
Net recorded (liability) asset at December 31	$(352)	$(718)	$95	$(141)

Schedule Of Defined Benefit Plans Amounts Recognized In Balance Sheet [Abstract]
Schedule Of Defined Benefit Plans, Amounts Recognized In Balance Sheet
	Pension Benefits				Other Postretirement Benefits
(Dollars in millions)	2013		2012		2013		2012
Sempra Energy Consolidated
Noncurrent assets	$	―	$	―		$95	$	―
Current liabilities		(59)		(31)		―		(1)
Noncurrent liabilities		(611)		(1,215)		(56)		(241)
Net recorded liability		$(670)		$(1,246)		$39		$(242)
SDG&E
Current liabilities		$(13)		$(5)	$	―	$	―
Noncurrent liabilities		(107)		(281)		(25)		(59)
Net recorded liability		$(120)		$(286)		$(25)		$(59)
SoCalGas
Noncurrent assets	$	―	$	―		$95	$	―
Current liabilities		(13)		(4)		―		―
Noncurrent liabilities		(339)		(714)		―		(141)
Net recorded liability		$(352)		$(718)		$95		$(141)

Schedule Of Defined Benefit Plans Amounts In Accumulated Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Amounts In Accumulated Other Comprehensive Income
AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013		2012
Sempra Energy Consolidated
Net actuarial loss	$(73)	$(96)	$	―	$(6)
Prior service credit	―	1		―	―
Total	$(73)	$(95)	$	―	$(6)
SDG&E
Net actuarial loss	$(10)	$(12)
Prior service credit	1	1
Total	$(9)	$(11)
SoCalGas
Net actuarial loss	$(5)	$(4)
Prior service credit	1	1
Total	$(4)	$(3)

Schedule Of Defined Benefit Plans Accumulated Benefit Obligation [Abstract]
Schedule Of Defined Benefit Plans, Accumulated Benefit Obligation
	Sempra Energy Consolidated		SDG&E		SoCalGas
(Dollars in millions)	2013	2012	2013	2012	2013	2012
Accumulated benefit obligation	$3,254	$3,530	$923	$1,041	$1,944	$2,080

Schedule Of Defined Benefit Plans Pension Plans With Benefit Obligations In Excess Of Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Pension Plans With Benefit Obligations In Excess Of Plan Assets
(Dollars in millions)	2013	2012
Sempra Energy Consolidated
Projected benefit obligation	$3,212	$3,544
Accumulated benefit obligation	3,027	3,295
Fair value of plan assets	2,789	2,558
SDG&E
Projected benefit obligation	$899	$1,025
Accumulated benefit obligation	886	1,003
Fair value of plan assets	819	781
SoCalGas
Projected benefit obligation	$2,085	$2,275
Accumulated benefit obligation	1,920	2,057
Fair value of plan assets	1,758	1,581

Schedule Of Defined Benefit Plans Net Periodic Benefit Cost And Amounts Recognized In Other Comprehensive Income [Abstract]
Schedule Of Defined Benefit Plans, Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income
NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
Sempra Energy Consolidated	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Service cost	$109	$90	$83	$28	$25	$31
Interest cost	148	162	168	44	52	65
Expected return on assets	(162)	(155)	(144)	(58)	(53)	(48)
Amortization of:
Prior service cost (credit)	4	3	4	(4)	(4)	―
Actuarial loss	54	47	34	7	12	17
Settlement charge	2	8	13	―	―	―
Special termination benefits	―	―	―	5	―	―
Regulatory adjustment	(20)	(29)	43	6	7	7
Total net periodic benefit cost	135	126	201	28	39	72

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net (gain) loss	(30)	19	23	(8)	(6)	7
Prior service cost	1	―	―	―	―	―
Amortization of actuarial loss	(9)	(9)	(10)	(1)	―	―
Total recognized in other comprehensive income	(38)	10	13	(9)	(6)	7
Total recognized in net periodic benefit cost and other comprehensive income	$97	$136	$214	$19	$33	$79

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SDG&E	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Service cost	$32	$28	$28	$8	$7	$7
Interest cost	41	45	49	8	9	10
Expected return on assets	(52)	(47)	(46)	(8)	(8)	(8)
Amortization of:
Prior service cost	2	2	1	4	4	4
Actuarial loss	14	14	9	―	―	―
Settlement charge	1	1	1	―	―	―
Special termination benefits	―	―	―	2	―	―
Regulatory adjustment	14	6	31	―	1	2
Total net periodic benefit cost	52	49	73	14	13	15

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net (gain) loss	(2)	2	1	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	(3)	1	―	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$49	$50	$73	$14	$13	$15

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(Dollars in millions)
	Pension Benefits			Other Postretirement Benefits
SoCalGas	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Service cost	$67	$53	$46	$17	$16	$22
Interest cost	90	99	99	34	41	53
Expected return on assets	(98)	(96)	(85)	(48)	(44)	(40)
Amortization of:
Prior service cost (credit)	2	2	2	(8)	(7)	(4)
Actuarial loss	31	23	17	6	11	17
Settlement charge	―	1	1	―	―	―
Special termination benefits	―	―	―	2	―	―
Regulatory adjustment	(34)	(36)	12	6	5	5
Total net periodic benefit cost	58	46	92	9	22	53

Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income
Net loss (gain)	3	(4)	2	―	―	―
Amortization of actuarial loss	(1)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	2	(5)	1	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$60	$41	$93	$9	$22	$53

Schedule Of Defined Benefit Plans Assumptions Used In Calculations [Abstract]
Schedule Of Defined Benefit Plans, Assumptions Used In Calculations
WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATION AT DECEMBER 31

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Sempra Energy Consolidated
Discount rate	4.84%	4.04%	4.95%	4.09%
Rate of compensation increase	3.50-10.00	3.50-9.50	3.50-10.00	3.50-9.50
SDG&E
Discount rate	4.69%	3.94%	5.00%	4.10%
Rate of compensation increase	3.50-10.00	3.50-9.50	3.50-10.00	3.50-9.50
SoCalGas
Discount rate	4.94%	4.10%	4.95%	4.10%
Rate of compensation increase	3.50-10.00	3.50-9.50	3.50-10.00	3.50-9.50

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Sempra Energy Consolidated
Discount rate	4.04%	4.40-5.05%	4.40-5.14%	4.09%	4.10-5.15%	4.10-5.15%
Expected return on plan assets	7.00	7.00	7.00	6.96	6.96	6.25
Rate of compensation increase	3.50-9.50	3.50-8.50	3.50-8.50	3.50-9.50	3.50-9.50	3.50-9.50
SDG&E
Discount rate	3.94%	4.70-4.80%	4.70-4.80%	4.10%	5.05%	5.05%
Expected return on plan assets	7.00	7.00	7.00	6.81	6.81	6.69
Rate of compensation increase	3.50-9.50	3.50-8.50	3.50-8.50	N/A	N/A	N/A
SoCalGas
Discount rate	4.10%	4.70-5.05%	4.70-5.05%	4.10%	5.15%	5.15%
Expected return on plan assets	7.00	7.00	7.00	7.00	7.00	7.00
Rate of compensation increase	3.50-9.50	3.50-8.50	3.50-8.50	3.50-9.50	3.50-9.50	3.50-9.50

Schedule Of Defined Benefit Plans Assumed Health Care Cost Trend Rates [Abstract]
Schedule Of Defined Benefit Plans, Assumed Health Care Cost Trend Rates
	2013	2012
ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31:
Health care cost trend rate	(1)	(2)
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	(3)	(4)
Year that the rate reaches the ultimate trend	(5)	2020
(1)	8.25% for pre-65 retirees and 5.50% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 7.50%.
(2)	10.00% for pre-65 retirees and 8.25% for retirees aged 65 years and older. For Mobile Gas, the health care cost trend rate is assumed to be 8.00%.
(3)	5.00% for pre-65 retirees and 4.50% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is 5.00%.
(4)	5.00% for pre-65 retirees and 4.75% for retirees aged 65 years and older. For Mobile Gas, the rate to which the cost trend rate is assumed to decline is 5.00%.
(5)	2019 for Mobile Gas plan and 2020 for all other plans.

	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
(Dollars in millions)	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$8	$(6)	$1	$(1)	$6	$(5)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	100	(62)	8	(6)	90	(54)

Schedule Of Defined Benefit Plans Fair Value Of Plan Assets By Level In Fair Value Hierarchy [Abstract]
Schedule Of Defined Benefit Plans, Fair Value Of Plan Assets By Level In Fair Value Hierarchy
FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2013
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$576	$269	$6	$851
SoCalGas (see table below)	1,157	540	13	1,710
Other Sempra Energy
Equity securities:
Domestic(1)	79	―	―	79
Foreign	52	―	―	52
Registered investment companies	11	―	―	11
Fixed income securities:
U.S. Treasury securities	1	―	―	1
Domestic municipal bonds	―	3	―	3
Foreign government bonds	―	7	―	7
Domestic corporate bonds(2)	―	38	―	38
Foreign corporate bonds	―	13	―	13
Common/collective trusts(3)	―	5	―	5
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(5)	143	66	2	211
Total Sempra Energy Consolidated(6)	$1,876	$875	$21	$2,772

	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$530	$241	$6	$777
SoCalGas (see table below)	1,074	485	13	1,572
Other Sempra Energy
Equity securities:
Domestic(1)	77	―	―	77
Foreign	54	―	―	54
Registered investment companies	2	―	―	2
Fixed income securities:
Domestic municipal bonds	―	3	―	3
Foreign government bonds	―	5	―	5
Domestic corporate bonds(2)	―	37	―	37
Foreign corporate bonds	―	13	―	13
Common/collective trusts(3)	―	2	―	2
Other types of investments:
Private equity funds(4) (stated at net asset value)	―	―	2	2
Total other Sempra Energy(5)	133	60	2	195
Total Sempra Energy Consolidated(6)	$1,737	$786	$21	$2,544
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $1 million at each of December 31, 2013 and 2012.
(6)	Excludes cash and cash equivalents of $17 million and $14 million at December 31, 2013 and 2012, respectively.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2013
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$317	$	―	$	―	$317
Foreign	211		―		―	211
Foreign preferred	2		―		―	2
Registered investment companies	44		―		―	44
Fixed income securities:
U.S. Treasury securities	2		―		―	2
Domestic municipal bonds	―		11		―	11
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		152		―	152
Domestic partnership bonds(2)	―		1		―	1
Foreign corporate bonds	―		55		―	55
Common/collective trusts(3)	―		25		―	25
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		6	6
Total investment assets(5)	$576		$269		$6	$851

	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$307	$	―	$	―	$307
Foreign	215		―		―	215
Foreign preferred	2		―		―	2
Registered investment companies	6		―		―	6
Fixed income securities:
Domestic municipal bonds	―		12		―	12
Foreign government bonds	―		22		―	22
Domestic corporate bonds(2)	―		147		―	147
Foreign corporate bonds	―		52		―	52
Common/collective trusts(3)	―		8		―	8
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		6	6
Total investment assets(6)	$530		$241		$6	$777
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $5 million and transfers payable to other plans of $37 million.
(6)	Excludes cash and cash equivalents of $4 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2013
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$637	$	―	$	―	$637
Foreign	423		―		―	423
Foreign preferred	4		―		―	4
Registered investment companies	89		―		―	89
Fixed income securities:
U.S. Treasury securities	4		―		―	4
Domestic municipal bonds	―		21		―	21
Foreign government bonds	―		51		―	51
Domestic corporate bonds(2)	―		306		―	306
Domestic partnership bonds(2)	―		2		―	2
Foreign corporate bonds	―		110		―	110
Common/collective trusts(3)	―		50		―	50
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		13	13
Total investment assets(5)	$1,157		$540		$13	$1,710

	At fair value as of December 31, 2012
PENSION PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$622	$	―	$	―	$622
Foreign	436		―		―	436
Foreign preferred	4		―		―	4
Registered investment companies	12		―		―	12
Fixed income securities:
Domestic municipal bonds	―		24		―	24
Foreign government bonds	―		44		―	44
Domestic corporate bonds(2)	―		297		―	297
Foreign corporate bonds	―		105		―	105
Common/collective trusts(3)	―		15		―	15
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		13	13
Total investment assets(6)	$1,074		$485		$13	$1,572
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $11 million and transfers receivable from other plans of $37 million.
(6)	Excludes cash and cash equivalents of $9 million.

FAIR VALUE MEASUREMENTS — SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2013
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$105	$45	$1	$151
SoCalGas (see table below)	256	581	2	839
Other Sempra Energy
Equity securities:
Domestic(1)	4	―	―	4
Foreign	4	―	―	4
Registered investment companies	4	―	―	4
Fixed income securities:
Domestic corporate bonds(2)	―	3	―	3
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Registered investment companies	―	1	―	1
Total other Sempra Energy	12	6	―	18
Total Sempra Energy Consolidated(3)	$373	$632	$3	$1,008

	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1	Level 2	Level 3	Total
SDG&E (see table below)	$87	$38	$1	$126
SoCalGas (see table below)	213	514	2	729
Other Sempra Energy
Equity securities:
Domestic(1)	5	―	―	5
Foreign	1	―	―	1
Foreign preferred	1	―	―	1
Registered investment companies	3	1	―	4
Fixed income securities:
Domestic corporate bonds(2)	―	2	―	2
Foreign government bonds	―	1	―	1
Foreign corporate bonds	―	1	―	1
Total other Sempra Energy	10	5	―	15
Total Sempra Energy Consolidated(4)	$310	$557	$3	$870
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Excludes cash and cash equivalents of $4 million, $3 million and $1 million of which is held in SoCalGas and SDG&E PBOP plan trusts, respectively.
(4)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.

FAIR VALUE MEASUREMENTS — SDG&E
(Dollars in millions)
	At fair value as of December 31, 2013
OTHER POSTRETIREMENT BENEFIT PLAN - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$37	$	―	$	―	$37
Foreign	25		―		―	25
Registered investment companies	43		―		―	43
Fixed income securities:
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		18		―	18
Foreign government bonds	―		3		―	3
Foreign corporate bonds	―		6		―	6
Common/collective trusts(4)	―		3		―	3
Registered investment companies	―		12		―	12
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets(6)	$105		$45		$1	$151

	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLAN - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$32	$	―	$	―	$32
Foreign	23		―		―	23
Registered investment companies	32		―		―	32
Fixed income securities:
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		15		―	15
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		5		―	5
Common/collective trusts(4)	―		1		―	1
Registered investment companies	―		12		―	12
Other types of investments:
Private equity funds(5) (stated at net asset value)	―		―		1	1
Total investment assets	$87		$38		$1	$126
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(4) Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds.
(6)	Excludes cash and cash equivalents of $1 million, all of which is held in SDG&E PBOP plan trusts, and transfers payable to other plans of $6 million.

FAIR VALUE MEASUREMENTS — SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2013
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$128	$	―	$	―	$128
Foreign	83		―		―	83
Foreign preferred	1		―		―	1
Registered investment companies	43		―		―	43
Broad market funds	―		220		―	220
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Domestic municipal bonds	―		4		―	4
Domestic corporate bonds(2)	―		60		―	60
Foreign government bonds	―		10		―	10
Foreign corporate bonds	―		22		―	22
Common/collective trusts(3)	―		262		―	262
Registered investment companies	―		3		―	3
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		2	2
Total investment assets(5)	$256		$581		$2	$839

	At fair value as of December 31, 2012
OTHER POSTRETIREMENT BENEFIT PLANS - INVESTMENT ASSETS	Level 1		Level 2		Level 3	Total
Equity securities:
Domestic(1)	$118	$	―	$	―	$118
Foreign	84		―		―	84
Registered investment companies	11		―		―	11
Broad market funds	―		316		―	316
Fixed income securities:
Domestic municipal bonds	―		5		―	5
Domestic corporate bonds(2)	―		57		―	57
Foreign government bonds	―		8		―	8
Foreign corporate bonds	―		20		―	20
Common/collective trusts(3)	―		107		―	107
Registered investment companies	―		1		―	1
Other types of investments:
Private equity funds(4) (stated at net asset value)	―		―		2	2
Total investment assets(6)	$213		$514		$2	$729
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in PBOP plan VEBA trusts.
(4)	Investments in venture capital and real estate funds.
(5)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts, and transfers receivable from other plans of $6 million.
(6)	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.

Schedule Of Defined Benefit Plans Level 3 Investment Plan Assets [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Investment Plan Assets
	Private Equity Funds
	2013				2012
(Dollars in millions)	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated	SDG&E	SoCalGas	All Other	Sempra Energy Consolidated
PENSION PLANS
Total Level 3 investment assets	$6	$13	$2	$21	$6	$13	$2	$21
Percentage of total investment assets	1%	1%	1%	1%	1%	1%	1%	1%
OTHER POSTRETIREMENT BENEFIT PLANS
Total Level 3 investment assets	$1	$2	$-	$3	$1	$2	$-	$3
Percentage of total investment assets	1%	-%	-%	-%	1%	-%	-%	-%

Schedule Of Defined Benefit Plans Level 3 Reconciliations [Abstract]
Schedule Of Defined Benefit Plans, Level 3 Reconciliations
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private Equity Funds
	SDG&E	SoCalGas		All Other	Sempra Energy Consolidated
PENSION PLANS
Balance as of January 1, 2012	$7	$15		$2	$24
Unrealized gains	2	4		―	6
Sales	(3)	(6)		―	(9)
Balance as of December 31, 2012	6	13		2	21
Realized gains	1	2		―	3
Unrealized losses	(1)	(1)		―	(2)
Sales	―	(1)		―	(1)
Balance as of December 31, 2013	$6	$13		$2	$21
OTHER POSTRETIREMENT BENEFIT PLANS
Balance as of January 1, 2012	$1	$3	$	―	$4
Sales	―	(1)		―	(1)
Balance as of December 31, 2012 and 2013	$1	$2	$	―	$3

Schedule Of Defined Benefit Plans Estimated Future Employer Contributions In Next Fiscal Year [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Employer Contributions In Next Fiscal Year
	Sempra Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
Pension plans	$199	$72	$85
Other postretirement benefit plans	12	9	―

Schedule Of Defined Benefit Plans Estimated Future Benefit Payments [Abstract]
Schedule Of Defined Benefit Plans, Estimated Future Benefit Payments
	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	Postretirement	Pension	Postretirement	Pension	Postretirement
(Dollars in millions)	Benefits	Benefits	Benefits	Benefits	Benefits	Benefits
2014	$390	$47	$109	$8	$234	$36
2015	335	52	95	9	202	40
2016	329	55	89	10	199	43
2017	317	60	88	11	194	46
2018	308	64	85	12	188	49
2019-2023	1,305	346	381	65	772	261

Schedule Of Defined Benefit Plans Contributions To Savings Plans [Abstract]
Schedule Of Defined Benefit Plans, Contributions To Savings Plans
(Dollars in millions)	2013	2012	2011
Sempra Energy Consolidated	$35	$34	$32
SDG&E	14	16	14
SoCalGas	17	15	14